Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Statement of Operations Table Text Block
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Revenues	$298,056	$99,804	$—	$397,860
Costs and expenses:
Costs of revenues	203,651	58,591	—	262,242
Selling, general and administrative expenses	55,139	28,994	—	84,133
Depreciation and amortization	34,081	13,358	—	47,439
Total costs and expenses	292,871	100,943	—	393,814
Income (loss) from operations	5,185	(1,139)	—	4,046
Interest and other expenses, net	14,148	2,313	—	16,461
Loss before income taxes	(8,963)	(3,452)	—	(12,415)
Provision (benefit) for income taxes	(5,331)	1,249	—	(4,082)
Net loss	$(3,632)	$(4,701)	$—	$(8,333)
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Revenues	$147,917	$15,594	$—	$163,511
Costs and expenses:
Costs of revenues	94,238	9,368	—	103,606
Selling, general and administrative expenses	34,789	2,900	—	37,689
Depreciation and amortization	17,044	2,461	—	19,505
Total costs and expenses	146,071	14,729	—	160,800
Income from operations	1,846	865	—	2,711
Interest and other expenses, net	10,034	1,199	—	11,233
Loss before income taxes	(8,188)	(334)	—	(8,522)
Provision (benefit) for income taxes	(2,538)	54	—	(2,484)
Net loss	$(5,650)	$(388)	$—	$(6,038)

Condensed Consolidating Balance Sheet Table Text Block
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidation and Elimination Entries	Consolidated Totals
Assets
Current assets:
Cash and cash equivalents	$6,044	$2,372	$—	$—	$8,416
Accounts receivable, net	44,690	99,351	—	—	144,041
Other receivables	26	14	—	—	40
Prepaid expenses	2,694	1,793	—	—	4,487
Deferred tax assets	1,373	267	—	—	1,640
Other current assets	14	1,159	—	—	1,173
Total current assets	54,841	104,956	—	—	159,797
Property, equipment and leasehold improvements, net	7,745	1,173	—	—	8,918
Goodwill	240,252	60,008	—	—	300,260
Intangible assets, net	84,833	61,335	—	—	146,168
Deferred tax assets, noncurrent	—	1,913	—	(1,913)	—
Deferred financing costs, net	—	—	11,458	—	11,458
Other assets	438	—	—	—	438
Total assets	$388,109	$229,385	$11,458	$(1,913)	$627,039
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$16,728	$25,914	$—	$—	$42,642
Accrued expenses	4,272	24,138	—	—	28,410
Accrued interest expense	—	3,236	7,011	—	10,247
Deferred revenue	192	1,140	—	—	1,332
Current portion of subordinated unsecured notes payable	1,932	—	—	—	1,932
Current portion of contingent earnout obligation	91	—	—	—	91
Other current liabilities	2,925	2,534	—	—	5,459
Total current liabilities	26,140	56,962	7,011	—	90,113
Senior unsecured notes payable	—	—	250,000	—	250,000
Senior revolving credit facility and working capital facilities	—	39,063	5,000	—	44,063
Long-term subordinated unsecured notes payable, less current portion	717	—	—	—	717
Long-term contingent earnout obligation, less current portion	86	—	—	—	86
Deferred tax liability, noncurrent	4,072	—	—	(1,913)	2,159
Other long-term liabilities	1,691	286	—	—	1,977
Total liabilities	32,706	96,311	262,011	(1,913)	389,115
Commitments and contingencies
Stockholders’ equity (1)	355,403	133,074	(250,553)	—	237,924
Total liabilities and stockholders' equity	$388,109	$229,385	$11,458	$(1,913)	$627,039
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidation and Elimination Entries	Consolidated Totals
Assets
Current assets:
Cash and cash equivalents	$31,192	$2,432	$—	$—	$33,624
Accounts receivable, net	19,271	19,367	—	—	38,638
Other receivables	48	(15)	—	—	33
Prepaid expenses	1,586	589	—	—	2,175
Deferred tax assets	14	54	—	—	68
Other current assets	42	—	—	—	42
Total current assets	52,153	22,427	—	—	74,580
Property, equipment and leasehold improvements, net	4,712	158	—	—	4,870
Goodwill	67,676	22,906	—	—	90,582
Intangible assets, net	50,844	16,070	—	—	66,914
Deferred tax assets, noncurrent	5,448	2,221	—	—	7,669
Deferred financing costs, net	—	—	4,176	—	4,176
Other assets	271	—	—	—	271
Total assets	$181,104	$63,782	$4,176	$—	$249,062
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$14,376	$5,623	$—	$—	$19,999
Accrued expenses	4,907	4,507	—	—	9,414
Accrued interest expense	—	1,079	(1,079)	—	—
Deferred revenue	159	113	—	—	272
Current portion of subordinated unsecured notes payable	2,312	—	—	—	2,312
Current portion of contingent earnout obligation	2,478	—	—	—	2,478
Other current liabilities	1,344	1,761	—	—	3,105
Total current liabilities	25,576	13,083	(1,079)	—	37,580
Senior revolving credit facility and working capital facilities	—	4,998	—	—	4,998
Long-term subordinated unsecured notes payable, less current portion	2,546	—	—	—	2,546
Long-term contingent earnout obligation, less current portion	2,032	—	—	—	2,032
Other long-term liabilities	1,666	—	—	—	1,666
Total liabilities	31,820	18,081	(1,079)	—	48,822
Commitments and contingencies
Stockholders’ equity (1)	149,284	45,701	5,255	—	200,240
Total liabilities and stockholders' equity	$181,104	$63,782	$4,176	$—	$249,062

Condensed Consolidating Statement of Cash Flows Table Text Block
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Net cash provided by operating activities	$33,994	$5,549	$—	$39,543
Investing activities:
Cash paid for acquisitions, net	(320,496)	(1,752)	—	(322,248)
Purchases of equipment and leasehold improvements, net	(6,048)	(808)	—	(6,856)
Working capital and other settlements for acquisitions	(5,007)	(1,703)	—	(6,710)
Net cash used in investing activities	(331,551)	(4,263)	—	(335,814)
Financing activities:
Borrowings under credit facilities	—	—	278,000	278,000
Borrowings under senior unsecured notes payable	—	—	250,000	250,000
Net borrowings under working capital facilities	37,145	(1,524)	—	35,621
Proceeds from the exercise of options and warrants	—	—	2,292	2,292
Repayment of subordinated unsecured notes payable	(2,421)	—	—	(2,421)
Purchases of stock for treasury	—	—	(9,421)	(9,421)
Payment of deferred financing costs	—	—	(9,746)	(9,746)
Repayment under credit facilities	—	—	(273,000)	(273,000)
Intercompany investments and other	237,685	—	(238,125)	(440)
Net cash provided by (used in) financing activities	272,409	(1,524)	—	270,885
Exchange rate impact on cash and cash equivalents	—	178	—	178
Net decrease in cash and cash equivalents	(25,148)	(60)	—	(25,208)
Cash and cash equivalents, beginning of year	31,192	2,432	—	33,624
Cash and cash equivalents, end of year	$6,044	$2,372	$—	$8,416
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Net cash provided by operating activities	$14,565	$3,738	$—	$18,303
Investing activities:
Cash paid for acquisitions, net	(115,331)	106	—	(115,225)
Purchases of equipment and leasehold improvements, net	(1,728)	(2)	—	(1,730)
Working capital and other settlements for acquisitions	418	—	—	418
Net cash provided by (used in) investing activities	(116,641)	104	—	(116,537)
Financing activities:
Borrowings under credit facilities	—	—	67,315	67,315
Net borrowings (repayments) under working capital facilities	6,447	(1,450)	—	4,997
Excess tax benefit related to share-based compensation	—	—	974	974
Proceeds from the exercise of options and warrants	—	—	703	703
Issuance of preferred stock, net	—	—	32,421	32,421
Issuance of common stock, net	—	—	136,660	136,660
Repayments of related party notes	(3,500)	—	—	(3,500)
Repayment of subordinated unsecured notes payable	(2,167)	—	—	(2,167)
Purchases of stock for treasury	—	—	—	—
Payment of deferred financing costs	—	—	(6,534)	(6,534)
Repayment under credit facilities	—	—	(100,550)	(100,550)
Intercompany investments and other	130,989	—	(130,989)	—
Net cash provided by (used in) financing activities	131,769	(1,450)	—	130,319
Exchange rate impact on cash and cash equivalents	—	40	—	40
Net increase in cash and cash equivalents	29,693	2,432	—	32,125
Cash and cash equivalents, beginning of year	1,499	—	—	1,499
Cash and cash equivalents, end of year	$31,192	$2,432	$—	$33,624